Schedule of Amortization Expense for Intangible Assets (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 216,475	$ 216,475
2024	216,475	216,475
2025	216,475	216,475
2026	179,292	199,008
2027	32,275	58,608
Thereafter	53,385	61,455
Intangible assets	$ 914,377	$ 968,496	$ 1,184,971